Average Annual Total Returns - FidelityContrafund-RetailPRO - FidelityContrafund-RetailPRO - Fidelity Contrafund	Mar. 01, 2025
Fidelity Contrafund | Return Before Taxes
Average Annual Return:
Past 1 year	35.97%
Past 5 years	17.51%
Past 10 years	15.29%
Fidelity Contrafund | After Taxes on Distributions
Average Annual Return:
Past 1 year	34.72%
Past 5 years	15.46%
Past 10 years	13.53%
Fidelity Contrafund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	22.26%
Past 5 years	13.66%
Past 10 years	12.27%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%